Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income Tax	Income Tax
Due to the Company’s early stage of development, it is not probable that future taxable profit will be available against which the unused tax losses can be utilized. As a consequence, deferred tax assets are recognized up to deferred tax liabilities.
Temporary differences mainly result from leases, provision for defined benefit obligation and tax losses carryforwards.
As of December 31, 2023, the accumulated tax losses carryforwards of Innate Pharma SA were €483,570 thousand with no expiration date (€392,633 and €466,153 thousand as of December 31, 2021 and 2022). At December 31, 2023, the amount of losses carried forward by Innate Pharma S.A. at December 31, 2022 has been adjusted downwards by €277.0 thousand to take account of the impact of the tax audit.
As of December 31, 2023, the accumulated tax losses carryforwards of Innate Pharma Inc. was €15,181 thousand, or $16,775 thousand, (€11,955 thousand, or $16,081 thousand and €14,198 thousand, or $16,446 thousand as of December 31, 2021 and 2022, respectively), with a 20-year period expiration.

Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2021	2022	2023
Net income (loss) before tax	(52,809)	(58,103)	(7,570)
Statutory tax rate	26.50%	25.00%	25.00%
Income tax benefit / (expense) calculated at statutory tax rate	13,994	14,526	1,892
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	62	—	—
Research tax credit	3,091	1,971	2,457
Provision for defined benefit obligations	39	106	27
Share-based compensation	(694)	(1,062)	(1,064)
Revenue from collaboration agreements	(3,313)	2,210	1,095
Non-recognition of deferred tax assets related to tax losses and temporary differences	(14,433)	(18,290)	(4,501)
Carry-back	—	—	—
Impact linked to intra-group merger operations	—	—	—
Impact linked to the exercise of a real estate leasing option	—	—	—
Others differences	1,254	539	94
Income tax benefit / (expense) (a)	—	—	—
Effective tax rate	0%	0%	0%
Deferred tax income / (loss) (b)	—	—	—
Income tax benefit / (expense) (a) + (b)	—	—	—